Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 2,087	$ 2,031	$ (879)
Other comprehensive (loss) income
Foreign currency translation, net of (benefit) provision for taxes of $(99), $(94), $120	(1,053)	(926)	855
Employee benefit plans:
Prior service cost, net of amortization	(1)	0	(1)
Gain (loss), net of amortization	58	18	(2)
Effect of exchange rates	6	7	(8)
Net change, net of income tax provision (benefit) of $29, $8, $(2)	63	25	(11)
Derivatives and hedges:
Unrealized gain (loss) arising during period	12	(3)	(5)
Reclassifications to net income (loss)	(2)	3	6
Net change, net of income tax provision of $3, $0, $0	10	0	1
Other comprehensive income (loss)	(980)	(901)	845
Comprehensive income (loss)	$ 1,107	$ 1,130	$ (34)